UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
 (Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2016
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 86.85%
Administrative and Support Services - 1.20%
PayPal Holdings, Inc.(a)	35,000	$871,561	$1,433,950
Ambulatory Health Care Services - 0.88%
DaVita HealthCare Partners, Inc. (a)	16,000	$961,035	$1,057,120
Amusement, Gambling, and Recreation Industries - 2.56%
The Walt Disney Co.	33,000	$1,706,859	$3,064,380
Beverage and Tobacco Product Manufacturing - 3.71%
Altria Group, Inc.	25,000	$655,641	$1,580,750
PepsiCo, Inc.	13,000	632,331	1,414,010
Philip Morris International, Inc.	15,000	640,580	1,458,300
		$1,928,552	$4,453,060
Broadcasting (except Internet) - 1.66%
Comcast Corp. - Class A	30,000	$1,381,050	$1,990,200
Building Material and Garden Equipment and Supplies Dealers - 1.02%
Lowe's Companies, Inc.	17,000	$1,366,287	$1,227,570
Chemical Manufacturing - 6.71%
Allergan Plc (a)	15,000	$2,160,151	$3,454,650
Ecolab, Inc.	15,000	1,436,988	1,825,800
Gilead Sciences, Inc.	20,000	1,781,107	1,582,400
Johnson & Johnson	10,000	866,300	1,181,300
		$6,244,546	$8,044,150
Computer and Electronic Product Manufacturing - 8.60%
Apple, Inc.	70,000	$1,181,978	$7,913,499
QUALCOMM, Inc.	35,000	1,482,755	2,397,500
		$2,664,733	$10,310,999
Couriers and Messengers - 1.93%
FedEx Corp.	7,000	$1,150,843	$1,222,760
United Parcel Service, Inc. - Class B	10,000	985,007	1,093,600
		$2,135,850	$2,316,360
Credit Intermediation and Related Activities - 7.35%
Ameriprise Financial, Inc.	12,000	$1,167,077	$1,197,240
Capital One Financial Corp.	35,000	1,042,098	2,514,050
JPMorgan Chase & Co.	30,000	1,721,192	1,997,700
Wells Fargo & Co.	70,000	1,821,947	3,099,600
		$5,752,314	$8,808,590
Electrical Equipment, Appliance, and Component Manufacturing - 1.64%
Eaton Corp. Plc	30,000	$1,557,168	$1,971,300
Food Services and Drinking Places - 1.35%
Starbucks Corp.	30,000	$561,001	$1,624,200
Health and Personal Care Stores - 2.35%
Express Scripts Holding Co. (a)	40,000	$1,207,482	$2,821,200
Insurance Carriers and Related Activities - 2.41%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$2,889,400
Machinery Manufacturing - 1.22%
Roper Technologies, Inc.	8,000	$335,931	$1,459,760
Nonstore Retailers - 3.49%
Amazon.com, Inc. (a)	5,000	$1,231,664	$4,186,550
Oil and Gas Extraction - 1.95%
Continental Resources, Inc. (a)	45,000	$1,294,799	$2,338,200
Other Information Services - 7.21%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$3,216,240
Alphabet, Inc. - Class C (a)	4,010	844,083	3,116,933
Facebook, Inc. - Class A (a)	18,000	1,611,623	2,308,860
		$3,302,766	$8,642,033
Petroleum and Coal Products Manufacturing - 1.89%
Chevron Corp.	22,000	$1,206,019	$2,264,240
Professional, Scientific, and Technical Services - 20.25%
Amgen, Inc.	8,000	$1,287,625	$1,334,480
Biogen, Inc. (a)	5,000	1,343,341	1,565,150
Celgene Corp. (a)	48,000	2,357,821	5,017,440

Cognizant Technology Solutions Corp. - Class A (a)	18,000	1,027,279	858,780
MasterCard, Inc.	75,000	1,337,065	7,632,750
Priceline Group, Inc. (a)	3,100	1,807,093	4,561,619
Visa, Inc. - Class A	40,000	745,136	3,308,000
		$9,905,360	$24,278,219
Rail Transportation - 3.42%
Union Pacific Corp.	42,000	$1,165,150	$4,096,260
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.28%
BlackRock, Inc.	9,000	$2,079,709	$3,262,140
T Rowe Price Group, Inc.	10,000	484,495	665,000
		$2,564,204	$3,927,140
Telecommunications - 0.77%
Level 3 Communications, Inc. (a)	20,000	$1,057,340	$927,600

TOTAL COMMON STOCKS		$51,080,320	$104,132,481

EXCHANGE TRADED FUNDS - 8.78%
Funds, Trusts, and Other Financial Vehicles - 8.78%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$6,188,400
iShares Core S&P Small-Cap ETF	35,000	2,407,647	4,345,250
TOTAL EXCHANGE TRADED FUNDS		$6,092,413	$10,533,650

	Principal Amount	Cost	Value
CORPORATE BONDS - 0.63%
Broadcasting (except Internet) - 0.17%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$203,046
Funds, Trusts, and Other Financial Vehicles - 0.24%
Spectra Energy Capital LLC
8.000%, 10/01/2019	$250,000	$257,563	$288,521
Machinery Manufacturing - 0.22%
Applied Materials, Inc.
7.125%, 10/15/2017	$250,000	$250,693	$263,972

TOTAL CORPORATE BONDS		$707,848	$755,539

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 3.80%
Mutual Fund - 3.80%
SEI Daily Income Trust Treasury - Class A, 0.162% (b)	4,554,307	$4,554,307	$4,554,307

TOTAL SHORT-TERM INVESTMENTS		$4,554,307	$4,554,307

TOTAL INVESTMENTS - 100.06%		$62,434,888	$119,975,977
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%			(68,923)
TOTAL NET ASSETS - 100.00%			$119,907,054

Percentages are stated as a percent of the value of net assets.

(a)	Non Income Producing.
(b)	Variable rate security; the rate shown is the effective rate as of September 30, 2016

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows:[1]

Cost of Investments	$62,434,888

Gross unrealized appreciation	58,176,752
Gross unrealized depreciation	(635,663)
Net unrealized appreciation	$57,541,089

[1]Because tax adjustments are calculated annually at the end of Bridges Investment Fund, Inc.'s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. During the nine months ended September 30, 2016, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2016, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stocks	$104,132,481	$-	$-	$104,132,481
Exchange Traded Funds	10,533,650	-	-	10,533,650
Corporate Bonds	-	755,539	-	755,539
Short-Term Investments	4,554,307	-	-	4,554,307
Total Investments in Securities	$119,220,438	$755,539	$-	$119,975,977

There were no transfers between Levels 1 and 2 during the period ended September 30, 2016. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc

By (Signature and Title)   /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date  November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
  Edson L. Bridges III, President and
  Chief Executive and Investment Officer

Date  November 22, 2016

By (Signature and Title)*  /s/ Brian Kirkpatrick
  Brian Kirkpatrick, Executive Vice President

Date  November 22, 2016

By (Signature and Title)*  /s/ Nancy K. Dodge
  Nancy K. Dodge, Treasurer and
  Chief Compliance Officer

Date  November 22, 2016

* Print the name and title of each signing officer under his or her signature.